Concentration (Details Narrative) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Vendor [Member]	Sep. 30, 2014 Vendor [Member]	Dec. 31, 2013 Vendor [Member]	Sep. 30, 2013 Vendor [Member]
Purchases from vendor					$ 0		$ 0
Outstanding payables	$ 528,809	$ 682,319	$ 712,186	$ 712,186	$ 86,255	$ 86,255